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
                                                                               -------------------------
(Do not use this space)                  UNITED STATES                                OMB APPROVAL
-----------------------          SECURITES AND EXCHANGE COMMISSION             -------------------------
                                     WASHINGTON, D.C.  20549                   OMB Number:     3235-0230
                                                                               Expires:     May 31, 2000
                                                                               Estimated average burden
                                                                               hours per response...1.00
                                          FORM N-23C-1                         -------------------------


-----------------------

                               STATEMENT BY REGISTERED CLOSED-END
                       INVESTMENT COMPANY WITH RESPECT TO PURCHASE OF ITS OWN
                 SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the
Commission in triplicate.)

                      REPORT FOR CALENDAR MONTH ENDING     October 31, 2000
                                                        -----------------------

                               The New America High Income Fund Inc.
        --------------------------------------------------------------------------------------
                         (Name of registered closed-end investment company)
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
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                                                                  Approximate
                                                                 Asset Value
                                                                or Approximate
                                   Number of                    Asset Coverage    Name of Seller
Date of Each    Identification      Shares         Price          Per Share at    or of Seller's
Transaction      of Security       Purchased     Per Share     Time of Purchase       Broker
--------------------------------------------------------------------------------------------------------
10/19/00        The New America        400        $25,000        $51,463.         Merrill Lynch
                High Income
                Fund, Inc
                Auction Term
                Preferred Stock
                Series D
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REMARKS:                                                         The New America High Income Fund Inc.
                                                                 -------------------------------------
                                                                         Name of Registrant

                                                              By Ellen E. Terry
                                                                 -------------------------------------
                                                                               (Name)

Date of Statement: November 7, 2000                              Vice President
                   -------------------------------------         -------------------------------------
                                                                               (Title)

                 Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
                                                                                        SEC 1580 (5-97)
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